Related Party Disclosure - Schedule of compensation provided to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Salary and/or consulting fees	$ 2,321	$ 3,069
Termination benefits	1,008	1,043
Bonus compensation	800	42
Stock-based compensation	6,800	15,702
Total	$ 10,929	$ 19,856